GraniteShares ETF Trust
30 Vesey Street, 9th Floor
New York, NY 10007
(917) 338-0565

May 25, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: GraniteShares EFT Trust
File No. 333-214796

Dear Sir/Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated May 18, 2017, filed pursuant to Rule 497(c), for GraniteShares Funds, which are funds of the above-mentioned Trust.

If you have any questions concerning this filing, please contact me at (917) 338-0565.

Very truly yours,

/s/ William Rhind
William Rhind
[Title]

enc.